Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3 – Property and Equipment

Property and equipment consisted of the following:

			Estimated Useful
	September 30, 2023	December 31, 2022	Lives (Years)

Equipment	$265,637	$265,637	5
Leasehold improvements	29,422	29,422	5
Vehicles	5,135,840	5,142,828	5
Office furniture	129,475	129,475	5
Office equipment	9,471	9,471	5
Vehicle construction in process	109,832	147,006	5
	5,679,677	5,723,839
Accumulated depreciation	(1,963,817)	(1,134,680)
Total property and equipment - net	$3,715,860	$4,589,159

On April 7, 2021, the Company entered into a Technology License Agreement with Fuel Butler LLC (“Licensor”), under which the Company licensed certain proprietary technology. Under the terms of the license, the Company issued 33,216 shares of its common stock to the Licensor upon signing. The Company also issued 41,520 shares to the Licensor in May 2021 upon the filing of a patent application related to the licensed technology. Upon completion of the Company’s IPO, 23,251 shares were issued to the Licensor. The Company will issue up to 91,344 additional shares to the Licensor upon the achievement of certain milestones. In addition, the Company has granted stock options for 66,432 shares at an exercise price of $30.08 per share that will become exercisable for three years after the end of the fiscal year in which certain sales levels are achieved using the licensed technology. The Company has the option for four years after the achievement of certain milestones to either acquire the technology or acquire the Licensor for the purchase price of 132,864 of its common shares. Until the Company exercises one of these options, it will share with the Licensor 50% of pre-revenue costs and 50% of the net revenue, as defined, from the use of the technology. Under the Technology Agreement, the Company licensed proprietary technology that it believed would enable the Company to expand its services to provide its fuel service in high density areas. Fuel Butler has delivered a purported notice of termination of the Technology Agreement based on certain alleged breaches arising from our failure to issue equity securities to Fuel Butler. The Company has been in communications with Fuel Butler regarding the termination of the Technology Agreement and continues to believe that the Company is in compliance with the Technology Agreement and that the Technology Agreement continues to be in force. While the Company contests Fuel Butler’s claims of breach and contends that in fact Fuel Butler is in breach, the Company has communicated to Fuel Butler that it wishes to terminate the Technology Agreement. The Company has sent a proposal to Fuel Butler whereby it would cease utilizing the Technology and Fuel Butler would return any shares it received under the Technology Agreement. Accordingly, the Company considers the license to be fully impaired and has fully amortized the license as of December 31, 2022.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

The impairment loss of $1,987,500 was included in impairment loss during the year ended December 31, 2022.

See Note 9 for details of intangibles from an acquisition during the year ended December 31, 2022.

Additionally, goodwill was considered impaired, and the Company recognized an impairment loss of $166,838, or the remaining balance of goodwill, during the year ended December 31, 2022. This loss was primarily due to the fall in the Company’s stock price and the decrease of the Company’s market capitalization as well as past operating performance. As a consequence, management forecasts were revised, and additional risk factors were applied.

The fair value of the intangibles was estimated using a combination of market comparables (level 1 inputs) and expected present value of future cash flows (level 3 inputs) and as a result impairment was recorded for a total of $482,064.

Depreciation and amortization expense for the three months ended September 30, 2023 and 2022 was $278,442 and $226,724, respectively.

Depreciation and amortization expense for the nine months ended September 30, 2023 and 2022 was $829,137 and $1,277,108, respectively.

These amounts are included as a component of general and administrative expenses in the accompanying consolidated statements of operations.

(4) Fixed Assets

Fixed assets consisted of the following:

Description	Estimated Useful Lives	December 31, 2022	December 31, 2021
Fixed assets:
Equipment	5 years	$265,637	$175,068
Leasehold improvements	Lease term	29,422	16,265
Vehicles	5 years	5,142,828	975,377
Office furniture	5 years	129,475	-
Office equipment	5 years	9,471	9,471
Vehicle construction in process		147,006	1,394,355
Total fixed assets		5,723,839	2,570,536
Accumulated depreciation		(1,134,680)	(284,216)
Fixed assets, net		$4,589,159	$2,286,320

Depreciation expense totaled $850,464 and $140,398 for the years ended December 31, 2022, and 2021, respectively.

The Company recorded impairment of $258,114 related to materials purchased for construction of delivery vehicles to reduce the carrying value of vehicle construction in progress to the expected realizable value.